Investments Accounted for Using the Equity Method	12 Months Ended
Dec. 31, 2017
Disclosure Of Significant Investments In Associates And Joint Ventures [Abstract]
Investments Accounted for Using the Equity Method
14.	INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD

14.1.Investments accounted for using the equity method

a.	The following tables present the changes in shareholders’ equity of the Group’s equity method investments during the years ended December 31, 2017 and 2016:

Taxpayer ID No.	Associates and Joint Ventures	Relationship	Country	Functional Currency	Ownership Interest %	Balance as of 1/1/2017	Additions	Share of Profit (Loss)	Dividends Declared	Foreign Currency Translation	Other Comprehensive Income	Other Increase (Decrease)	Balance as of 12/31/2017	Negative equity provision	Balance as of 12/31/2017
						ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Foreigner	Yacylec S.A.	Associate	Argentina	Argentine peso	22.22%	-	-	1,606	-	(177)	-	-	1,429	(208)	1,221
Foreigner	Sacme S.A.	Associate	Argentina	Argentine peso	50.00%	17	-	-	-	(3)	-	-	14	-	14
Foreigner	Central Termica Manuel Belgrano	Associate	Argentina	Argentine peso	25.60%	971	-	1,101	(1,076)	(166)	-	-	830	-	830
Foreigner	Central Termica San Martin	Associate	Argentina	Argentine peso	25.60%	769	-	603	(565)	(136)	-	-	671	-	671
Foreigner	Central Vuelta Obligado S.A.	Associate	Argentina	Argentine peso	40.90%	13	-	-	-	(2)	-	-	11	-	11

					TOTAL	1,770	-	3,310	(1,641)	(484)	-	-	2,955	(208)	2,747

Taxpayer ID No.	Associates and Joint Ventures	Relationship	Country	Functional Currency	Ownership Interest %	Balance as of 1/1/2016	Additions	Share of Profit (Loss)	Dividends Declared	Foreign Currency Translation	Other Comprehensive Income	Other Increase (Decrease)	Balance as of 12/31/2016	Negative equity provision	Balance as of 12/31/2016
						ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Foreigner	Yacylec S.A.	Associate	Argentina	Argentine peso	22.22%	343	-	(525)	-	(26)	-	-	(208)	208	-
Foreigner	Sacme S.A.	Associate	Argentina	Argentine peso	50.00%	21	-	-	-	(4)	-	-	17	-	17
Foreigner	Central Termica Manuel Belgrano	Associate	Argentina	Argentine peso	25.60%	877	-	997	(721)	(182)	-	-	971	-	971
Foreigner	Central Termica San Martin	Associate	Argentina	Argentine peso	25.60%	807	-	791	(671)	(158)	-	-	769	-	769
Foreigner	Central Vuelta Obligado S.A.	Associate	Argentina	Argentine peso	40.90%	16	-	-	-	(3)	-	-	13	-	13
Foreigner	Distribuidora Eléctrica de Cundinamarca S.A. (1)	Joint Venture	Colombia	Colombian peso	49.00%	41,532	-	1,443	(398)	2,361	(391)	(44,547)	-	-	-

					TOTAL	43,596	-	2,706	(1,790)	1,988	(391)	(44,547)	1,562	208	1,770

(1)	On October 1, 2016, Distribuidora Eléctrica de Cundinamarca S.A. was merged with our Colombian subsidiary Codensa S.A. (see Note 7.1).

b.	Additional financial information on investments in associates and joint ventures
-	Investments with significant influence

The following tables set forth financial information as of December 31, 2017, 2016 and January 1, 2016, from the Financial Statements of the investments in associates where the Group has significant influence:

	December 31, 2017
Investments with Significant Influence	Ownership Interst Direct / Indirect	Current Assets	Non-Current Assets	Current Liabilities	Non-Current Liabilities	Revenue	Expenses	Profit (Loss)	Other Comprehensive Income	Comprehensive Income
	%	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Yacylec S.A.	22.22%	9,491	811	4,559	249	13,923	(6,666)	7,257	(799)	6,458

	December 31, 2016
Investments with Significant Influence	Ownership Interst Direct / Indirect	Current Assets	Non-Current Assets	Current Liabilities	Non-Current Liabilities	Revenue	Expenses	Profit (Loss)	Other Comprehensive Income	Comprehensive Income
	%	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Yacylec S.A.	22.22%	1,419	194	2,465	85	1,399	(3,762)	(2,363)	(185)	(2,548)

	January 1, 2016
Investments with Significant Influence	Ownership Interst Direct / Indirect	Current Assets	Non-Current Assets	Current Liabilities	Non-Current Liabilities	Revenue	Expenses	Profit (Loss)	Other Comprehensive Income	Comprehensive Income
	%	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
GNL Chile S.A (*)	33.33%	103,201	27,942	83,373	36,524	1,001,603	(999,333)	2,270	1,597	3,867
GNL Quintero S.A. (*)	20.00%	217,091	956,470	31,126	1,021,779	199,387	(164,759)	34,628	14,151	48,779
Electrogas S.A. (*)	42.50%	13,800	65,922	17,167	22,654	35,964	(16,227)	19,737	1,949	21,686
Yacylec S.A.	22.22%	2,549	273	1,223	57	2,104	(3,016)	(912)	(529)	(1,441)

(*)

As of January 1, 2016, these investments in associates have been classified as non-current assets held for distribution to owners. Beginning on March 1, 2016, these equity method investments are no longer part of the Group (see Note 6.1).

None of our associates have published price quotations.

-Joint ventures

The following tables present information from the financial statements as of December 31, 2017, 2016 and January 1, 2016, on the main joint ventures:

	Centrales Hidroeléctricas de Aysén S.A. (*)			Transmisora Eléctrica de Quillota Ltda. (*)			Distribuidora Eléctrica de Cundinamarca S.A. (**)
	51.0%	51.0%	51.0%	50.0%	50.0%	50.0%	48.997%	48.997%	48.997%
% Ownership Interest	12-31-2017	12-31-2016	01-01-2016	12-31-2017	12-31-2016	01-01-2016	12-31-2017	12-31-2016	01-01-2016
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Total current assets	-	-	708	-	-	7,515	-	-	21,106
Total non-current assets	-	-	21,346	-	-	17,107	-	-	179,006
Total current liabilities	-	-	4,634	-	-	657	-	-	23,398
Total non-current liabilities	-	-	80	-	-	2,577	-	-	77,975
Cash and cash equivalents	-	-	603	-	-	6,878	-	-	3,928
Other current financial liabilities	-	-	-	-	-	-	-	-	1,523
Other non-current financial liabilities	-	-	-	-	-	-	-	-	32,712

Revenues	-	-	-	-	-	4,017	-	97,603	122,038
Depreciation and amortization expense	-	-	-	-	-	(1,054)	-	(8,829)	(12,354)
Impariment losses	-	-	-	-	-	-	-	-	-
Interest income	-	-	28	-	-	2,364	-	960	892
Interest expense	-	-	-	-	-	-	-	(4,050)	(4,366)
Income tax expense	-	-	(12)	-	-	(957)	-	(3,458)	(7,375)
Profit (loss)	-	-	(6,665)	-	-	3,290	-	3,620	2,713
Other comprehensive income	-	-	-	-	-	-	-	(240)	(11,650)
Comprehensive income	-	-	(6,665)	-	-	3,290	-	3,380	(8,937)

(*) As of January 1, 2016, these investments in joint ventures have been classified as non-current assets held for distribution to owners. Beginning on March 1, 2016, these joint ventures are no longer part of the Group (see Note 6.1).

(**) On October 1, 2016, Distribuidora Eléctrica de Cundinamarca S.A. was merged with our Colombian subsidiary Codensa S.A. (see Note 7.1).

Appendix 3 to these consolidated financial statements provides information on the main activities of our associates and joint ventures and the ownership interest the Group holds in them.

c.	There are no significant commitments and contingencies, or restrictions on funds transfers to its owners in our associates and joint ventures.